Employee costs	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Employee costs
28. Employee costs

For the year ended March 31,	2019	2020	2021	2021
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Salaries and wages	33,657	30,217	31,260	427
Contributions to provident and other funds	1,803	1,735	2,077	28
Share based payments	1,176	727	597	8
JV Employee cost allocation	(6,406)	(5,759)	(5,302)	(72)

	30,230	26,920	28,632	391